                      SUPPLEMENT DATED OCTOBER 29, 1996 TO
                        PROSPECTUS DATED MAY 1, 1996 FOR

           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VLI SEPARATE ACCOUNT - 2

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

Effective October 17, 1996, Nationwide Financial Services, Inc. has changed its name to Nationwide Advisory Services, Inc. Accordingly, any and all references to Nationwide Financial Services, Inc. in this Prospectus are hereby amended to reflect this name change.